Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Contingencies And Commitments [Line Items]
Total rent expense	$ 135	$ 127	$ 127